Condensed Consolidated Statements of Operations (unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 30, 2020	Apr. 30, 2019	Apr. 30, 2020	Apr. 30, 2019	Jul. 31, 2019	Jul. 31, 2018
Condensed Consolidated Statements of Operations (unaudited)
Rental Revenue	$ 52,800	$ 0	$ 108,574	$ 0
Expenses
Consulting fees (Note 4)	112,000	45,000	390,396	100,000	$ 152,172	$ 120,000
Business development costs	30,000	0	2,471,884	0	1,595,036
Supplies	112,685	0	594,150	0
Sub contracts	18,021	0	138,699	0
Payroll expenses	231,897	0	570,614	0
Inventory impairment expense	306,450	0	306,450	0
General and administrative	264,478	2,096	412,811	12,268	71,303	45,989
Total Expenses	1,075,531	47,096	4,885,004	112,268	1,818,511	165,989
Loss Before Other Income (Expense)	(1,022,731)	(47,096)	(4,776,430)	(112,268)	(1,818,511)	(165,989)
Other Income (Expense)
Depreciation	(21,459)	0	(55,923)	0
Gain on forgiveness of debt					0	39,750
Interest expense	(509,727)	(716)	(785,106)	(2,148)	(25,383)	(2,841)
Total Other Income (Expense)					(25,383)	36,909
Net Income (Loss)	$ (1,553,917)	$ (47,812)	$ (5,617,459)	$ (114,416)	$ (1,843,894)	$ (129,080)
Net Earnings (Loss) Per Share, Basic and Diluted	$ (0.04)	$ (0.00)	$ (0.15)	$ (0.00)	$ (0.05)	$ (0.00)
Weighted Average Shares Outstanding	37,534,687	34,707,835	37,496,856	34,707,835	35,203,862	34,707,835